RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS
Schedule of outstanding balances with related parties
	As of December 31,
	2012	2013
Loan to an equity method investee of the Group:(1)
Ariadne	—	442
Others	3	6
Subtotal, non-trading	3	448
Trading receivable from equity method investees:
GoldenTom	4,749	778
Less: allowance for doubtful accounts (2)	—	(778)
Receivable from GoldenTom, net	4,749	—
Yesway	—	7
Total	4,752	7

(1)  The loans are no-interest bearing, uncollateralized and with a maturity term of one year.

(2)  On October 28, 2011, AutoNavi Software and TomTom Global established a joint venture, GoldenTom, to provide digital map databases and traffic information in China (see Note 7). Revenues generated by GoldenTom were shared among GoldenTom, AutoNavi Software and TomTom. For the years ended December 31, 2011, 2012 and 2013, $249, $3,432 and $1,991 were recognized as revenues shared from GoldernTom, respectively. Deferred revenue was $645, $2,081 and $425 due to post contract service term and the net receivable from GoldenTom was $1,056, $4,749 and $nil as of December 31, 2011, 2012 and 2013, respectively. The receivable as of December 31, 2013 was provided a full bad debt allowance based on the Company’s estimate of future collectability.

Schedule of related party transactions
	Year ended December 31,
	2011	2012	2013
Revenue generated from equity method investee (2)
GoldenTom	249	3,432	1,991

(2)  On October 28, 2011, AutoNavi Software and TomTom Global established a joint venture, GoldenTom, to provide digital map databases and traffic information in China (see Note 7). Revenues generated by GoldenTom were shared among GoldenTom, AutoNavi Software and TomTom. For the years ended December 31, 2011, 2012 and 2013, $249, $3,432 and $1,991 were recognized as revenues shared from GoldernTom, respectively. Deferred revenue was $645, $2,081 and $425 due to post contract service term and the net receivable from GoldenTom was $1,056, $4,749 and $nil as of December 31, 2011, 2012 and 2013, respectively. The receivable as of December 31, 2013 was provided a full bad debt allowance based on the Company’s estimate of future collectability.